Deferred income tax - Deferred tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements of deferred tax assets
Deferred tax assets, Opening balance	¥ 564,562	¥ 423,786	¥ 355,303
Acquisition of subsidiaries (Note 35)			4,625
Recognized in the profit or loss	118,656	140,776	63,858
Deferred tax assets, Closing balance	683,218	564,562	423,786
Tax losses
Movements of deferred tax assets
Deferred tax assets, Opening balance	312,908	180,142	123,327
Acquisition of subsidiaries (Note 35)			4,625
Recognized in the profit or loss	116,993	132,766	52,190
Deferred tax assets, Closing balance	429,901	312,908	180,142
Accelerated amortization of intangible assets
Movements of deferred tax assets
Deferred tax assets, Opening balance	212,035	218,056	208,708
Recognized in the profit or loss	(5,513)	(6,021)	9,348
Deferred tax assets, Closing balance	206,522	212,035	218,056
Others
Movements of deferred tax assets
Deferred tax assets, Opening balance	39,619	25,588	23,268
Recognized in the profit or loss	7,176	14,031	2,320
Deferred tax assets, Closing balance	¥ 46,795	¥ 39,619	¥ 25,588